Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Penn Series Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LIMITED MATURITY BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Limited Maturity Bond Fund (the “Fund”) is to provide the highest available current income consistent with liquidity and low risk to principal;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	total return is secondary.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities, such as bonds, notes, money market securities and other debt obligations. The Fund will invest primarily in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities. Investment grade debt securities are those securities rated BBB- or above by S&P, Baa3 or above by Moody’s, or, if unrated, determined by the Adviser to be of comparable quality. No more than 10% of the Fund’s total assets will be invested in below investment grade debt securities (commonly known as “junk bonds”). In addition, the Fund may invest in convertible securities. The Adviser uses an active bond management approach, and seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Although the Fund may invest in securities of any duration, under normal circumstances it maintains average portfolio duration of one to three years. Duration measures the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.

		The Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced. As a result, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs, such as commissions, and may lower fund performance.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Corporate Debt Securities Risk. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of the Fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, it holds defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may lead to increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. The value of the Fund’s investments may also fluctuate sometimes rapidly or unpredictably in response to factors affecting the securities markets generally. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Prepayment and Extension Risk.  Fixed income securities in which the Fund may invest may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could adversely affect the Fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the Fund may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk.  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the Fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

		An investment in the Fund may be appropriate for investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
2.57%	-1.39%
12/31/2008	6/30/2004

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2013)
Penn Series Limited Maturity Bond Fund | Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	$ 918
2004	rr_AnnualReturn2004	2.32%
2005	rr_AnnualReturn2005	2.14%
2006	rr_AnnualReturn2006	4.49%
2007	rr_AnnualReturn2007	5.22%
2008	rr_AnnualReturn2008	5.03%
2009	rr_AnnualReturn2009	1.89%
2010	rr_AnnualReturn2010	3.71%
2011	rr_AnnualReturn2011	2.24%
2012	rr_AnnualReturn2012	0.61%
2013	rr_AnnualReturn2013	(0.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.39%)
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Penn Series Limited Maturity Bond Fund | Barclays U.S. Government/Credit 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	2.91%

[1]	The expense information in the table has been restated to reflect an increase in the Fund's Investment Advisory Fee approved by Fund shareholders on February 13, 2014.